Related Party Notes Payable (Details)					1 Months Ended											3 Months Ended		12 Months Ended
	Jul. 21, 2021 USD ($) shares	May 13, 2021 USD ($)	Apr. 09, 2021 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 27, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Feb. 25, 2022 USD ($)	Aug. 31, 2020 USD ($)	Aug. 14, 2020	Jul. 01, 2020	Jun. 30, 2020	Feb. 28, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jul. 05, 2019	Apr. 29, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Mar. 30, 2018 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Notes Payable (Details) [Line Items]
Principal value																$ 9,451
Notes payable, related parties																$ 13,636,000
Accrued interest converted																			$ 3,677,000
Interest expense																			2,552,000
Cash Payment																			1,652,000
Proceeds from Secured Notes Payable																			300,000
Notes payable					$ 1,425,000														1,425,000
Contractual Interest Rates																12.00%
Notes payable	$ 85,202,000																					$ 96,921
Long-term Debt, Gross																$ 79,709,000
Extinguishment of debt accrued interest amount																		$ 13,565,000
Loss on related party notes payable																	$ (1,309,000)
Received cash					1,124,000											$ 276,374,000	47,525,000	$ 505,091,000	1,124,000	$ 2,221,000
Principal amount																																				$ 10,000
Related party notes payable maturity term																1 year		1 year
Net carrying value of original note payable					19,657,000														19,657,000
Number of note payable							9
Proceeds from notes payable																	$ 76,140,000	$ 172,031,000	40,595,000
Notes Payable Other Due On Demand At899 Original Note [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount																															$ 1,500,000
Notes Payable Other Due On Demand At899 Additional Note At299 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount										$ 3,600,000
Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Interest expense																		2,586,000
Fair Value, Inputs, Level 3 [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable																$ 12,999		13,337
Notes payable, related parties					287,183,000													13,337,000	287,183,000
Notes payable					59,742,000													161,282,000	59,742,000
Private Warrants [Member]
Related Party Notes Payable (Details) [Line Items]
Warrants issued (in Shares) | shares	80,000															80,000
Notes Payable N P A Tranche Due On October62020 At1000 April2019 Transactions [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates												10.00%	20.00%
Principal payments													$ 8,581,000
Principal amount												$ 900,000
Note Payable Due On June2021 At152 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																				1.52%
Principal payments														$ 18,000,000
Principal amount																																			$ 22,400,000
Note Payable Due June2021 At899 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																									8.99%
Proceeds from notes payable					$ 2,240,000
Note Payable Due On June2021 At800 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																										8.00%
Proceeds from notes payable							$ 300,000
Notes Payable Other Notes Due On June2021 At286 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																				2.86%
Principal amount																																	$ 1,500,000
Notes Payable Other Due On Demand At899 Original Note [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Cash Payment																			120,000	$ 1,000,000
Contractual Interest Rates																															8.99%
Net carrying amounts						$ 380,000
Notes Payable Other Due On Demand At899 Additional Note At299 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																													2.99%
Notes Payable Other Notes Due June2021 At699 Note One [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																												6.99%
Net carrying amounts						180,000
Principal amount																												$ 180,000
Notes Payable Other Notes Due June2021 At699 Note Two [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates								6.99%
Principal payments																			$ 1,500,000
Net carrying amounts						1,200,000
Principal amount								$ 2,700,000
Notes Payable Various Other Notes Due On June302021 At800 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates					8.00%														8.00%
Deposits																				11,635,000
Common Class A [Member]
Related Party Notes Payable (Details) [Line Items]
Accrued interest converted			$ 43,490,000															29,958,000
Aggregating principal amount			90,869,000															130,479,000
Principal settled with equity																		19,196,000
Common Class A [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Accrued interest converted																		23,275,000
Aggregating principal amount																		75,100,000
Notes Payable, Related Party [Member] | Faraday And Future H K Limited [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																																		12.00%
Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable																				2,487,000
Loss on related party notes payable				$ 314,000
Notes payable with employee on demand related party [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																																0.00%
Note Payable Due On June2021 At152 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts						4,400,000
Note Payable Due June2021 At899 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts						2,240,000
Note Payable Due On June2021 At800 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts						300,000
Notes Payable Other Notes Due On June2021 At286 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts						$ 1,500,000
Special Committee Investigation [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties					$ 32,952,000														$ 32,952,000
Affiliated Entity [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties																		91,420,000
Cash Payment																		41,925,000
Net carrying amounts																		$ 96,907,000
Share Price (in Dollars per share) | $ / shares																		$ 10
Affiliated Entity [Member] | Common Class A [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Shares issued from conversion (in Shares) | shares																		6,921,814
Loss on related party notes payable																		$ 26,164,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties	$ 91,420,000
Accrued interest converted			71,764
Aggregating principal amount			$ 194,810,000
Related party promissory notes assumed																		500,000
Related party convertible notes assumed																		300,000
Related party promissory notes assumed, fair value																		580,000
Amount settled																		$ 800,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Chongqing Leshi Small Loan Co., Ltd. [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount															$ 8,742,000
Contractual Interest Rates																		12.00%
Outstanding balance interest percentage																		18.00%	18.00%
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Faraday And Future H K Limited [Member]
Related Party Notes Payable (Details) [Line Items]
Received cash																																				$ 278,866,000
Principal amount																																		$ 212,007,000
Agreement Cancelled Principle Amount											$ 48,374,000
Unpaid interest											$ 5,805,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Leview Mobile (HK) Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount																																		$ 66,859,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Interest expense																		$ 657,000
Contractual Interest Rates																																0.00%
Principal amount														$ 27,329,000							$ 27,329,000
Related party notes payable maturity term																					1 year
Cash flows the modified note payable exceeded percentage				10.00%
Net carrying value of original note payable					20,842,000														$ 20,842,000
Note payable with fair value					21,156,000														21,156,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member] | Minimum [Member]
Related Party Notes Payable (Details) [Line Items]
Increased interest rate				0.00%
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member] | Maximum [Member]
Related Party Notes Payable (Details) [Line Items]
Increased interest rate				12.00%
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Evergrande Health Industry Group Limited [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates										10.00%
Increased interest rate										15.00%
Borrowed from related party																				10,000,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Private Warrants [Member]
Related Party Notes Payable (Details) [Line Items]
Warrants issued (in Shares) | shares																		80,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Common Class A [Member]
Related Party Notes Payable (Details) [Line Items]
Accrued interest converted		$ 43,490,000																$ 29,958,000
Shares issued from conversion (in Shares) | shares	10,888,580																	11,566,196
Aggregating principal amount		$ 90,869,000																$ 130,479,000
Affiliated Entity [Member] | Notes payable with employee on demand related party [Member]
Related Party Notes Payable (Details) [Line Items]
Interest expense																		16,000	34,000
Notes payable																																$ 700,000
Debt discount					16,000														16,000
Loans Payable																		730,000
Long-term Debt, Gross																		4,244,000
Recognized interest expense																		141,000	310,000
Principal payments																		$ 900,000
Affiliated Entity [Member] | Related Party Note Purchase Agreements [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																		10.00%
Principal amount																														$ 200,000,000
Affiliated Entity [Member] | Related Party Notes, China, Due On Demand [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																		10.00%
Affiliated Entity [Member] | Related Party Note Purchase Agreements May2019 [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount												$ 1,650,000
Contractual Interest Rates												20.00%
Note payable with fair value												$ 1,970,000
Affiliated Entity [Member] | Related Party Note Purchase Agreements July2019 [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount									$ 16,462,000
Contractual Interest Rates									20.00%
Affiliated Entity [Member] | Notes Payable With Employee Matures October20170 Related Party [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates															0.00%
Notes payable															$ 728,000
Affiliated Entity [Member] | Related Party Notes Maturing August2020 [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																								8.99%
Loans Payable																											$ 1,410,000
Affiliated Entity [Member] | December2020 Related Party Notes Payable [Member]
Related Party Notes Payable (Details) [Line Items]
Loans Payable					$ 424,000														$ 424,000
Number of note payable																		2	2
Payments of related party notes payable																		$ 424,000
Affiliated Entity [Member] | March2021 Bridge Loan [Member]
Related Party Notes Payable (Details) [Line Items]
Company received																$ 200,000
Payments of related party notes payable																		$ 200,000
Affiliated Entity [Member] | Notes Payable To Various Related Parties [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates					6.99%														6.99%
Loans Payable																				$ 4,160,000
Number of note payable								3
Affiliated Entity [Member] | Related Party Notes Executed From January2020 To August2020 [Member]
Related Party Notes Payable (Details) [Line Items]
Loans Payable																							$ 8,422,000
Affiliated Entity [Member] | Related Party Notes Executed From January2020 To August2020 Note Mature June2020 [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates					8.00%													8.00%	8.00%
Loans Payable																		$ 500,000
Number of note payable																		1